Expenses by Nature - Expenses Classified by Nature (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [line items]
Mine depreciation	$ 0	$ 190	$ 144
Total		511	472
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, inventories		17	15
Fuel and purchased power
Disclosure of products and services [line items]
Gas fuel costs	578	306	159
Coal fuel costs	141	164	269
Royalty, land lease, other direct costs	25	19	20
Purchased power	514	339	163
Mine depreciation	0	190	144
Salaries and benefits	5	36	50
Other operating expenses	0	0	0
Total	1,263	1,054	805
Fuel and purchased power | Coal (tonnes)
Disclosure of products and services [line items]
Mine depreciation		48	22
OM&A
Disclosure of products and services [line items]
Gas fuel costs	0	0	0
Coal fuel costs	0	0	0
Royalty, land lease, other direct costs	0	0	0
Purchased power	0	0	0
Mine depreciation	0	0	0
Salaries and benefits	263	234	235
Other operating expenses	258	277	237
Total	$ 521	511	$ 472
Write-downs		$ 28